Income Taxes (Components of Deferred Tax Assets and Deferred Tax Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Deferred tax assets:
Enterprise tax	¥ 1,503	¥ 1,328
Inventories	14,910	10,910
Provision for doubtful accounts and loss on bad debts	1,448	1,885
Accrued expenses	11,286	11,969
Employee benefits	20,541	22,858
Depreciation and amortization	37,971	36,857
Securities	1,073	1,786
Net operating losses and tax credit carry forwards	28,578	29,515
Allowances for loss on purchase agreements	9,266
Other	11,740	8,730
Total gross deferred tax assets	138,316	125,838
Valuation allowance	(26,731)	(26,128)	¥ (40,021)	¥ (33,005)
Net deferred tax assets	111,585	99,710
Deferred tax liabilities:
Depreciation and amortization	13,298	9,011
Securities	278,487	295,533
Prepaid benefit cost	1,732	317
Other	6,148	3,744
Total deferred tax liabilities	299,665	308,605
Net deferred tax liabilities	¥ (188,080)	¥ (208,895)